FOUNDATIONS DYNAMIC CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.7%
	EQUITY - 86.7%
206	iShares Core S&P 500 ETF	$ 86,508
174	iShares Core S&P Mid-Cap ETF	41,064
1,366	iShares Core S&P Small-Cap ETF	121,424
226	Vanguard Large-Cap ETF	43,274
626	Vanguard Total Stock Market ETF	129,450
		421,720
	TOTAL EXCHANGE-TRADED FUNDS (Cost $435,278)	421,720
	TOTAL INVESTMENTS - 86.7% (Cost $435,278)	$ 421,720
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.3%	64,442
	NET ASSETS - 100.0%	$ 486,162

ETF	- Exchange-Traded Fund

FOUNDATIONS DYNAMIC GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 88.5%
1,416	iShares Core S&P U.S. Growth ETF	$ 130,782
1,628	Vanguard Growth ETF	435,506
588	Vanguard Mega Cap Growth ETF	131,953
448	Vanguard Mid-Cap Growth ETF	82,029
400	Vanguard Small-Cap Growth ETF	79,628
		859,898
	TOTAL EXCHANGE-TRADED FUNDS (Cost $866,510)	859,898
	TOTAL INVESTMENTS - 88.5% (Cost $866,510)	$ 859,898
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.5%	111,693
	NET ASSETS - 100.0%	$ 971,591

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ETF	- Exchange-Traded Fund

FOUNDATIONS DYNAMIC INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
744	BlackRock Ultra Short-Term Bond ETF	$ 37,498
354	Invesco Treasury Collateral ETF	37,361
4,275	iShares 0-3 Month Treasury Bond ETF	430,492
576	iShares 0-5 Year TIPS Bond ETF	55,947
1,278	SPDR Portfolio Short Term Corporate Bond ETF	37,420
498	Vanguard Short-Term Bond ETF	37,360
495	Vanguard Short-Term Corporate Bond ETF	37,056
789	Vanguard Short-Term Inflation-Protected Securities ETF	37,193
651	Vanguard Short-Term Treasury ETF	37,511
		747,838
	TOTAL EXCHANGE-TRADED FUNDS (Cost $745,366)	747,838
	TOTAL INVESTMENTS - 99.4% (Cost $745,366)	$ 747,838
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	4,880
	NET ASSETS - 100.0%	$ 752,718

ETF	- Exchange-Traded Fund
SPDR	- Standard and Poor’s Depository Receipt

FOUNDATIONS DYNAMIC VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.7%
	EQUITY - 87.7%
1,704	Avantis US Large Cap Value ETF	$ 86,427
856	Vanguard Dividend Appreciation ETF	131,054
1,292	Vanguard High Dividend Yield ETF	129,781
884	Vanguard Mega Cap Value ETF	87,569
664	Vanguard Mid-Cap Value ETF	83,790
548	Vanguard Small-Cap Value ETF	83,170
1,940	Vanguard Value ETF	260,523
		862,314
	TOTAL EXCHANGE-TRADED FUNDS (Cost $863,026)	862,314
	TOTAL INVESTMENTS - 87.7% (Cost $863,026)	$ 862,314
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.3%	120,431
	NET ASSETS - 100.0%	$ 982,745

ETF	- Exchange-Traded Fund